Shareholders' equity - Temporary equity Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Redeemable noncontrolling interests	$ 87	$ 87	$ 85	$ 109